UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Deephaven, Inc.
Address: 14601 27th Ave.  N., Suite 102
         Plymouth, MN  55447

13F File Number:  028-14603

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dan Donlan
Title:     Director of Operations
Phone:     952-345-5227

Signature, Place, and Date of Signing:

 /s/Dan Donlan     Plymouth, MN     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $161,007 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784     1902    57997 SH       SOLE                    57997        0        0
ARMOUR RESIDENTIAL REIT INC    *W EXP 11/07/201 042315119      682    89000 SH       SOLE                    89000        0        0
ATLATSA RES CORP               COM              049477102       77   335493 SH       SOLE                   335493        0        0
AWARE INC MASS                 COM              05453N100       76    12091 SH       SOLE                    12091        0        0
BAKER MICHAEL CORP             COM              057149106      434    18200 SH       SOLE                    18200        0        0
BEST BUY INC                   COM              086516101      344    20000 SH       SOLE                    20000        0        0
BP PLC                         SPONSORED ADR    055622104     3757    88700 SH       SOLE                    88700        0        0
CHIMERA INVT CORP              COM              16934Q109     1972   727624 SH       SOLE                   727624        0        0
CHIMERA INVT CORP              COM              16934Q109      429   158400 SH  CALL SOLE                   158400        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107     1726    30000 SH       SOLE                    30000        0        0
EXCO RESOURCES INC             COM              269279402      120    15000 SH       SOLE                    15000        0        0
HARVEST NATURAL RESOURCES IN   COM              41754V103      328    36800 SH  CALL SOLE                    36800        0        0
HARVEST NATURAL RESOURCES IN   COM              41754V103      573    64214 SH       SOLE                    64214        0        0
ITERIS INC                     COM              46564T107      406   268931 SH       SOLE                   268931        0        0
JPMORGAN CHASE & CO            COM              46625H100      202     5000 SH       SOLE                     5000        0        0
RESOLUTE ENERGY CORP           *W EXP 09/25/201 76116A116     3457   389709 SH       SOLE                   389709        0        0
RETAIL OPPORTUNITY INVTS COR   *W EXP 10/23/201 76131N119   115578  8980406 SH       SOLE                  8980406        0        0
SANOFI                         RIGHT 12/31/2020 80105N113       24    14100 SH       SOLE                    14100        0        0
SANOFI                         RIGHT 12/31/2020 80105N113       49    29100 SH  PUT  SOLE                    29100        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462f103    22129   153700 SH  CALL SOLE                   153700        0        0
TWO HBRS INVT CORP             COM              90187B101     3180   270668 SH       SOLE                   270668        0        0
TWO HBRS INVT CORP             COM              90187B101      148    12600 SH  PUT  SOLE                    12600        0        0
WEIGHT WATCHERS INTL INC NEW   COM              948626106      422     8000 SH       SOLE                     8000        0        0
WESTERN LIBERTY BANCORP        COM              961443108      108    26583 SH       SOLE                    26583        0        0
YAHOO INC                      COM              984332106     1384    86600 SH  PUT  SOLE                    86600        0        0
YAHOO INC                      COM              984332106     1500    93900 SH       SOLE                    93900        0        0